Document and Entity Information	12 Months Ended
Dec. 31, 2012
Entity Information [Line Items]
Document Type	20-F
Amendment Flag	true
Amendment Description	The sole purpose of this Form 20-F/A is to amend the Original Form 20-F to provide Interactive Data File disclosure as Exhibit 101 to this Form 20-F/A in accordance with Rule 405 of Regulation S-T. The Interactive Data File disclosure attached as Exhibit 101 to the Form 20-F/A is the first Detailed Tagging Interactive Data File that Tiger Media, Inc. is required to submit under Rule 405 of Regulation S-T.
Document Period End Date	Dec. 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	IDI
Entity Registrant Name	Tiger Media, Inc.
Entity Central Index Key	0001460329
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	30,143,741